Borrowings (Details 1) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Share capital	$ 73,124	$ 99,604
Interest	74,734	101,887
Less Than 1 year [Member]
Statement [Line Items]
Share capital	60,208	23,234
Interest	1,474	2,034
Between 1 And 2 Years [Member]
Statement [Line Items]
Share capital	10,470	66,542
Interest	0	89
Between 2 and 3 years [Member]
Statement [Line Items]
Share capital	2,087	9,317
Interest	63	21
Between 3 and 4 years [Member]
Statement [Line Items]
Share capital	106	272
Interest	9	74
Between 4 and 5 years [Member]
Statement [Line Items]
Share capital	253	97
Interest	64	10
Later Than Five Years [Member]
Statement [Line Items]
Share capital	0	142
Interest	$ 1,610	$ 2,283